STOCKHOLDERS’ EQUITY – CAPITAL STOCK	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY – CAPITAL STOCK

NOTE 12 - STOCKHOLDERS’ EQUITY

Common Stock

During the nine months ended December 31, 2022, the Company issued to DSSI: (a) a two-year Convertible, Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock at the exercise price of $0.033 per share. The transaction is discussed more fully in Note 9 – Convertible Notes Payable, Related Parties.

In May 2022, the Company and certain of its subsidiaries, on the one hand, and Alchemist, the former officer and certain entities affiliated with the former officer, on the other hand, entered into a Confidential Settlement Agreement with Mutual Releases (the “May 2022 Settlement Agreement”) pursuant to which the parties amicably settled all claims and disputes among them; (b) the former officer sold to the Company 26,091,136 shares of the Company’s common stock then under the voting and dispositive control of the former officer; (c) the Company made a one-time payment of $1,043,645; and (d) the Company and its relevant subsidiaries, on the one hand, and the former officer and relevant entities affiliated with the former officer, on the other hand, exchanged customary mutual releases of any prior obligations among them. On May 19, 2022, the closing price for the Company’s common stock was $0.25 per share. In the nine months ended December 31, 2022, the Company measured and recognized the repurchase of its common stock at its fair value of $626,187, derecognized its remaining liability under the Co-Founder’s Agreement, and recognized a recovery of $324,230 in connection with the previously recognized loss related to the Co-Founder’s Agreement.

At the Annual Meeting, the Company’s Shareholders ratified the Third Amended and Restated Articles of Incorporation of the Company and approved the maximum number of shares which the Corporation shall have the authority to issue of Two Billion Two Hundred Million (2,200,000,000) shares, $0.0001 par value per share, of which: (a) Two Billion (2,000,000,000) Shares of Common Stock having a par value of $0.0001 per share (“Common Stock”) and (b) Two Hundred Million (200,000,000) Shares of Preferred Stock comprised of Series A and Series C having a par value of $0.0001 per share or as authorized (“Preferred Stock”).

The Company’s Board of Directors has designated 10,000,000 shares of Class B Common Stock, par value 0.0001 per share. As of December 31, 2022, and March 31, 2022, there were 262,832,833 and 288,923,969 shares of the Company’s Class A Common Stock issued. As of December 31, 2022, and March 31, 2022, there were 262,832,833 shares and 288,923,969 shares, respectively, net of 26,091,136 shares held in Treasury Stock at December 31, 2022, of the Company’s Class A Common Stock outstanding. As of December 31, 2022, and March 31, 2022, there were no shares of the Company’s Class B Common Stock issued and outstanding.

NOTE 16 - STOCKHOLDERS’ EQUITY – CAPITAL STOCK

Preferred Stock

The Company’s Board of Directors (the “Board”) has authorized the issuance of up to 200,000,000 shares of Preferred Stock, par value of $0.0001 per share. The Board may divide this authorization into one or more series, each with distinct powers, designations, preferences, and rights.

Series A Convertible Preferred Stock

The Board has authorized the issuance of up to 100,000,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”). Shares of our Series A Preferred Stock are senior in rank to shares of our Series C Preferred Stock. The affirmative vote of the holders of 86% of the issued and outstanding shares of our Series A Preferred Stock is required for the Board: (i) to declare dividends upon shares of our Common Stock unless, with respect to cash dividends, the shares of our Series A Preferred Stock are to receive the same dividend as the common shares, on an as converted basis; (ii) to redeem the shares of our Series A Preferred Stock at a redemption price of $0.001 per share; (iii) to authorize or issue additional or other capital stock that is junior or equal in rank to shares of our Series A Preferred Stock with respect to the preferences as to distributions and payments upon the liquidation, dissolution, or winding up of the Company; and (iv) to amend, alter, change, or repeal any of the powers, designations, preferences, and rights of our Series A Preferred Stock. Upon the dissolution, liquidation, or winding up of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Stock are entitled to receive out of the assets of the Company the sum of $0.001 per share before any payment or distribution shall be made on our shares of Common Stock, or any other class of capital stock ranking junior to the Series A Preferred Stock. For a period of 10 years from the date of issuance, the holders of the Series A Preferred Stock may elect to convert each share of the Series A Preferred Stock into one share of the Company’s Common Stock. Each share of our Series A Preferred Stock is entitled to one vote when voting as a class or together with the shares of our Common Stock.

During the fiscal year ended March 31, 2021, stockholders converted an aggregate of 21,750,000 shares of the Company’s Series A Preferred Stock into an equal number of shares of the Company’s Common Stock. There were no similar conversions in the fiscal year ended March 31, 2022.

As disclosed in the notes to our consolidated financial statements for the fiscal year ended April 30, 2020, in the fiscal year 2019, the Company filed suit against Research & Referral BZ and two other parties concerning breach of contract, fraud, and statutory fraud in a stock transaction, violations of state securities laws and alter ego relating to a stock exchange/transfer transaction, involving the Company’s stock. In April 2020, the court issued a Final Default Judgment in favor of the Company finding Research and Referral, BZ liable for the Company’s claims of fraud in the inducement and statutory fraud in a stock transaction. Further, the court ordered that the stock transaction be rescinded, and the Company’s stock be returned to the Company, and the matter has been dismissed with prejudice. During the fiscal year ended March 31, 2022, the Company’s transfer agent received and cancelled the stock certificate and the Company retired 2,000,000 shares of the Company’s Series A Preferred Stock previously purportedly held by Research and Referral BZ.

As of March 31, 2022, and 2021, 3,100,000 shares and 5,100,000 shares, respectively, of the Company’s Series A Preferred Stock remain outstanding. The shares of the Company’s Series A Preferred Stock reported in the Company’s financial statements as of March 31, 2022, include 2,900,000 shares purportedly held by Research & Referral BZ, pending cancellation of the stock certificate when presented by Research & Referral BZ in the future.

Series B Convertible Preferred Stock

The Board has authorized the issuance of up to 10,000,000 shares of Series B Convertible Preferred Stock (the Series B Preferred Stock”). Issued and outstanding shares of our Series B Preferred Stock, if any, are senior in rank to shares of our Series A and Series C Preferred Stock. During the fiscal year ended March 31, 2021, all shares of the Company’s Series B Preferred Stock previously issued were converted into shares of the Company’s Class A Common Stock. As of March 31, 2022, and 2021, no shares of the Company’s Series B Preferred Stock remain outstanding.

Series C Convertible Preferred Stock

The Board has authorized the issuance of up to 10,000,000 shares of Series C Convertible Preferred Stock (the Series C Preferred Stock”). Shares of our Series C Preferred Stock are junior in rank to the Series A and Series B Preferred Stock. The affirmative vote of the holders of 86% of the issued and outstanding shares of our Series C Preferred Stock is required for the Board: (i) to declare dividends upon shares of our Common Stock unless, with respect to cash dividends, the shares of our Series C Preferred Stock are to receive the same dividend as the common shares, on an as converted basis; (ii) to redeem the shares of Series C Preferred Stock at a redemption price of $0.001 per share; (iii) to authorize or issue additional or other capital stock that is junior or equal in rank to our Series C Preferred Stock with respect to the preferences as to distributions and payments upon the liquidation, dissolution, or winding up of the Company; and (iv) to amend, alter, change, or repeal any of the powers, designations, preferences, and rights of the Series C Preferred Stock. Upon the dissolution, liquidation, or winding up of the Company, whether voluntary or involuntary, the holders of the Series C Preferred Stock are entitled to receive out of the assets of the Company the sum of $0.001 per share before any payment or distribution shall be made on our shares of Common Stock, or any other class of capital stock of the Company ranking junior to the Series C Preferred Stock. For a period of 10 years from the date of issuance, the holders of the Series C Preferred Stock may elect to convert each share of Series C Preferred Stock into one share of the Company’s Common Stock. Each share of our Series C Preferred Stock is entitled to one vote when voting as a class or together with shares of our Common Stock.

During the fiscal year ended March 31, 2022, and 2021, holders of 10,000 shares and 260,000 shares, respectively, of the Company’s Series C Preferred Stock converted their holdings into an equal number of shares of the Company’s Common Stock. As of March 31, 2022, and 2021, 3,220,000 shares and 3,230,000 shares of the Company’s Series C Preferred Stock remain outstanding.

Common Stock

The Board has authorized the issuance of up to 800,000,000 shares of Class A Common Stock and up to 10,000,000 shares of Class B Common Stock, each with a par value of $0.0001 per share. Holders of our Common Stock are entitled to dividends, subject to the rights of the holders of other classes of capital stock outstanding having priority rights with respect to dividends. At the time of this Registration Statement, no shares of the Company’s Class B Common Stock remain outstanding. References to our “Common Stock” throughout this report include our Class A Common Stock and Class B Common Stock, unless otherwise indicated or the context otherwise requires.

In July 2020, in exchange for $3.0 million in cash, the Company issued 30.0 million shares of its Class A Common Stock and a fully vested Stock Warrant to purchase up to 10.0 million shares of the Company’s Class A Common Stock, at the exercise price of $0.20 per share, in connection with the previously disclosed SPA Agreement between the Company and DSSI (see Note 15 above). On the effective date of the SPA Agreement, the closing price for the Company’s common stock was $0.18 per share and the Company recognized a deemed dividend of $2.4 million in connection with this related-party transaction.

In April 2021, the Company issued 27.0 million shares of its Class A Common Stock to DSSI, including 15.0 million shares in payment of a loan origination fee and 12.0 million shares in prepayment of interest on a loan, as more fully discussed in Notes 11 and 14 above. On the effective date of the loan agreement, the closing price for the Company’s common stock was $0.24 per share and the Company recognized a deemed dividend of $1.1 million in connection with this related-party transaction.

In December 2021, the Company and DSSI entered into a Stock Purchase and Share Subscription Agreement pursuant to which DSSI invested $3.0 million in the Company in exchange for 50.0 million shares of Class A Common Stock and a Stock Warrant to purchase up to 50.0 million shares of the Company’s Class A Common Stock. On the effective date of the Stock Purchase and Share Subscription Agreement, the closing price for the Company’s common stock was $0.075 per share and the Company recognized a deemed dividend of $2.3 million in connection with this related-party transaction.

As discussed in Note 13 above, in January 2022, the Company and DSS entered into a one-year Business Consulting Agreement (the “Consulting Agreement”) pursuant to which the DSS will provide to the Company certain consulting services, as defined in the Consulting Agreement. In connection with the Consulting Agreement, the Company agreed to pay DSS and flat monthly fee of sixty thousand dollars ($60,000) and DSS received a fully vested detachable Stock Warrant to purchase up to 50.0 million shares of the Company’s Class A Common Stock, at the exercise price of $0.0001 per share. On the effective date of the Consulting Agreement, the fair value of the detachable Stock Warrant was $3.5 million which is being recognized as consulting expense over the term of the Consulting Agreement (one year). In February 2022, Sharing Services issued 50.0 million shares of its Common Stock Class A to DSS in connection with the exercise of such Stock Warrant.

During the fiscal year ended March 31, 2021, the Company also issued: (a) 10.0 million shares of its Class A Common Stock to Robert Oblon, a co-founder of the Company, pursuant to the previously disclosed Multi-Party Settlement Agreement, (b) 5.5 million shares in connection with the exercise of warrants by Company employees, and (c) 2.3 million shares in connection with the exercise of warrants by independent distributors of the Company.

During the fiscal year ended March 31, 2022, holders of 10,000 shares of the Company’s Series C Preferred Stock converted such holdings into an equal number of shares of the Company’s Class A Common Stock. In addition, during the fiscal year ended March 31, 2022, the Company issued: (a) 1.5 million shares in connection with the exercise of warrants by Company employees, and (b) 313.200 shares in connection with the exercise of warrants by independent distributors of the Company.

During the fiscal year ended March 31, 2021, the holders of 10.0 million shares of the Company’s Series B Preferred Stock and 10.0 million shares of the Company’s Class B Common Stock converted their holdings into an equal number of shares of the Company’s Class A Common Stock. In addition, during the fiscal year ended March 31, 2021, a purported holder of 20.0 million shares of the Company’s Series A Preferred Stock, converted such holdings into an equal number of shares of the Company’s Class A Common Stock, holders of 1.8 million shares of the Company’s Series A Preferred Stock converted such holdings into an equal number of shares of the Company’s Class A Common Stock, and holders of 260,000 shares of the Company’s Series C Preferred Stock converted such holdings into an equal number of shares of the Company’s Class A Common Stock.

As of March 31, 2022, and 2021, 288,923,969 shares and 160,100,769 shares, respectively, of our Class A Common Stock remained issued and outstanding. As of March 31, 2022, and 2021, there were no shares of the Company’s Class B Common Stock outstanding.